IFT-2 P-1


                     SUPPLEMENT DATED MAY 22, 2007
                TO THE PROSPECTUS DATED NOVEMBER 1, 2006
                    OF INSTITUTIONAL FIDUCIARY TRUST
 (FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND, FRANKLIN STRUCTURED
                      LARGE CAP CORE EQUITY FUND)



The prospectus is amended as follows:

 As of May 22, 2007, the Franklin Structured Large Cap Growth Equity Fund and the Franklin Structured Large Cap Core Equity Fund will be closed to new investors. The Franklin Structured Large Cap Growth Equity Fund and the Franklin Structured Large Cap Core Equity Fund will liquidate on June 1, 2007.



           PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.